Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt

	December 31, 2018 $	December 31, 2017 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2022	523,125	629,667
U.S. Dollar-denominated Term Loans due through 2030	1,388,107	1,623,440
U.S. Dollar-denominated Term Loan due through 2021	55,018	85,574
U.S. Dollar Bonds due through 2023	1,024,816	550,000
U.S. Dollar Non-Public Bonds due through 2024	141,158	162,659
Norwegian Krone Bonds due through 2019	9,953	121,889
Total principal	3,142,177	3,173,229
Less debt issuance costs and other	(44,435)	(49,501)
Total debt	3,097,742	3,123,728
Less current portion	(554,336)	(589,767)
Long-term portion	2,543,406	2,533,961